Segment Information (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
One reportable segment	1	1
CODM managing description	The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Financial Officer